INVESTMENT SECURITIES (Tables)	12 Months Ended
Dec. 31, 2012
INVESTMENT SECURITIES [Abstract]
Schedule Of Available For Sale And Held To Maturity Securities
Investment securities consisted of the following at December 31 (in $1,000s):

	2012		2011
	Amortized Cost	Estimated Fair Value	Amortized Cost	Estimated Fair Value
Available for sale securities:
United States treasury	$3,499	$3,500	$4,004	$4,013
United States government agencies	4,000	3,987
Mortgage-backed	8,098	8,219	10,537	10,592
Municipalities			273	278
	15,597	15,706	14,814	14,883
Held for long-term investment:
CDBL III	765	765	973	973
Corporate	1,971	1,971	1,764	1,764
	2,736	2,736	2,737	2,737

	$18,333	$18,442	$17,551	$17,620

Gross Unrealized Gains and Losses and Carrying Value of Available-for-sale Securities
Gross unrealized gains and losses on investment securities available for sale were as follows at December 31 (in $1,000s):

	2012		2011
	Gains	Losses	Gains	Losses

United States treasury	$1		$9
United States government agencies		$13
Mortgage-backed	121		71	$16
Municipalities			5

	$122	$13	$85	$16

The age of gross unrealized losses and carrying value (at estimated fair value) of securities available for sale are summarized below (in $1,000s):

	2012		2011
	Unrealized Loss	Carrying Value	Unrealized Loss	Carrying Value
One year or less:
United States government agencies	$13	$3,987
Mortgage-backed			$16	$6,674

	$13	$3,987	$16	$6,674

Scheduled Maturities of Investment Securities
Scheduled maturities of investment securities held as of December 31, 2012 were as follows (in $1,000s):

	Amortized Cost	Estimated Fair Value

Due in one year or less	$3,501	$3,502
After five years, through ten years	4,656	4,680
After ten years	7,440	7,524
Securities held for long-term investment, without stated maturities	2,736	2,736

	$18,333	$18,442